Income Tax - Schedule of Net Deferred Tax Asset (Liabilities) (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Net operating loss carryforward		$ 52,959
Startup Costs	173,116	541,988
Total deferred tax assets	173,116	594,947
Valuation allowance	(173,116)	(594,947)
Deferred tax assets, net of allowance